Consolidated Balance Sheets (Parenthetical) (USD $) In Millions, except Per Share data, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Allowance for FFELP Loans, net	$ 159	$ 187
Allowance for Private Education Loans losses	2,171	2,171
Preferred stock, stated value	$ 0.20	$ 0.20
Preferred stock, shares authorized	20	20
Common stock, par value	$ 0.20	$ 0.20
Common stock, shares authorized	1,125	1,125
Common stock, shares issued	536	529
Tax effect for accumulated other comprehensive loss	$ 3	$ 8
Common stock held in treasury	83	20
Series A Preferred Stock [Member]
Preferred stock, stated value	$ 50.00	$ 50.00
Preferred stock, shares issued	3.3	3.3
Series B Preferred Stock [Member]
Preferred stock, stated value	$ 100	$ 100
Preferred stock, shares issued	4.0	4.0